Fair Value Measurements (U.S. Plans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Common stock and equivalents | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Securities Held as Collateral, at Fair Value	$ 125	$ 117
Government, agency, and government-sponsored enterprise obligations | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Securities Held as Collateral, at Fair Value	199	260
Corporate bonds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Securities Held as Collateral, at Fair Value	19	17
Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	38	44
Level 1 | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	1,430	1,601
Level 1 | Common stock and equivalents
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	38	44
Level 1 | Common stock and equivalents | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	1,424	1,592
Level 1 | Commingled equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 1 | Commingled equity funds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0	0
Level 1 | Preferred stock | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	6	9
Level 1 | Government, agency, and government-sponsored enterprise obligations
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 1 | Government, agency, and government-sponsored enterprise obligations | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0	0
Level 1 | Other government bonds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0	0
Level 1 | Corporate bonds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 1 | Corporate bonds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0	0
Level 1 | Mortgage-backed bonds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0	0
Level 1 | Commingled bond funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 1 | Commingled bond funds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0	0
Level 1 | Commingled short-term investment funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 1 | Commingled short-term investment funds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0	0
Level 1 | Invested Cash | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities		0
Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	123	111
Level 2 | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	4,634	3,815
Level 2 | Common stock and equivalents
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 2 | Common stock and equivalents | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0	3
Level 2 | Commingled equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	55	56
Level 2 | Commingled equity funds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	2,045	1,965
Level 2 | Preferred stock | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	0	0
Level 2 | Government, agency, and government-sponsored enterprise obligations
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	6	9
Level 2 | Government, agency, and government-sponsored enterprise obligations | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	238	317
Level 2 | Other government bonds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	42	49
Level 2 | Corporate bonds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	1	9
Level 2 | Corporate bonds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	336	327
Level 2 | Mortgage-backed bonds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	15	14
Level 2 | Commingled bond funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	49	30
Level 2 | Commingled bond funds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	1,862	1,082
Level 2 | Commingled short-term investment funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	3	6
Level 2 | Commingled short-term investment funds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	96	58
Level 2 | Invested Cash | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities		0
Total
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	161	155
Total | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	6,064	5,416
Accrued income receivable	7	10
Fair value plan assets	6,071	5,426
Total | Common stock and equivalents
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	38	44
Total | Common stock and equivalents | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	1,424	1,595
Total | Commingled equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	55	56
Total | Commingled equity funds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	2,045	1,965
Total | Preferred stock | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	6	9
Total | Government, agency, and government-sponsored enterprise obligations
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	6	9
Total | Government, agency, and government-sponsored enterprise obligations | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	238	317
Total | Other government bonds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	42	49
Total | Corporate bonds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	1	9
Total | Corporate bonds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	336	327
Total | Mortgage-backed bonds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	15	14
Total | Commingled bond funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	49	30
Total | Commingled bond funds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	1,862	1,082
Total | Commingled short-term investment funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	3	6
Total | Commingled short-term investment funds | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities	96	58
Total | Invested Cash | U.S. Pension Benefit Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total investment securities		$ 0